Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Net Defined Benefit Plan Obligations
Net defined benefit plan obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)
	2024	2023	2024	2023	2024	2023

As of January 1	(418)	(397)	(72)	(81)	(490)	(478)

Plan (expense) benefit recognized in income statement	(44)	(42)	8	(5)	(36)	(47)

Actuarial gains (losses)	11	(9)	(6)	9	5	-

Exchange differences	-	2	3	-	3	2

Contributions paid	28	28	7	5	35	33

Net plan obligations as of December 31	(423)	(418)	(60)	(72)	(483)	(490)

Net plan surpluses recognized in non-current assets					40	45

Net plan obligations recognized in non-current liabilities					(523)	(535)

(1)	Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans
The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded (1)		OPEB		Total

As of December 31,	2024	2023	2024	2023	2024	2023	2024	2023

Present value of plan obligations	(2,382)	(2,606)	(212)	(231)	(34)	(50)	(2,628)	(2,887)

Fair value of plan assets	2,174	2,421	-	-	-	-	2,174	2,421

Net plan obligations	(208)	(185)	(212)	(231)	(34)	(50)	(454)	(466)

Net plan surpluses	34	39	-	-	-	-	34	39

Net plan obligations	(242)	(224)	(212)	(231)	(34)	(50)	(488)	(505)
(1)	Unfunded pension plans consist of SERPs.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

As of December 31,	2024	2023	2024	2023	2024	2023	2024	2023

Opening defined benefit obligation	(2,606)	(2,502)	(231)	(227)	(50)	(58)	(2,887)	(2,787)

Current service cost	(4)	(3)	(1)	(1)	(1)	(1)	(6)	(5)

Administration fees	(15)	(15)	-	-	-	-	(15)	(15)

Interest cost	(123)	(126)	(11)	(12)	(2)	(3)	(136)	(141)

Actuarial gains (losses) from changes in financial assumptions (1)	179	(88)	9	(6)	1	8	189	(86)

Actuarial gains from changes in demographic assumptions	-	37	-	-	-	3	-	40

Experience losses	(4)	(19)	(1)	(6)	(2)	(3)	(7)	(28)

Contributions by employees	(2)	(2)	-	-	(2)	(2)	(4)	(4)

Benefits paid	159	142	22	22	9	6	190	170

Administration fees disbursements	15	15	-	-	-	-	15	15

Plan amendments	(1)	-	-	-	13		12	-

Exchange differences	20	(45)	1	(1)	-	-	21	(46)

Closing defined benefit obligation	(2,382)	(2,606)	(212)	(231)	(34)	(50)	(2,628)	(2,887)

(1)
For funded plans, gains in 2024, were primarily associated with an increase in discount rates and losses in 2023, were primarily associated with a decrease in discount rates, used to measure the obligation.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2024	2023	As of December 31,	2024	2023

Active employees	19%	21%	U.S.	71%	70%

Deferred	35%	35%	U.K.	24%	25%

Retirees	46%	44%	Rest of world	5%	5%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total
As of December 31,	2024	2023	2024	2023	2024	2023	2024	2023
Opening fair value of plan assets	2,421	2,337	-	-	-	-	2,421	2,337
Interest income (1)	113	117	-	-	-	-	113	117
Return on plan assets excluding amounts included in interest income (2)	(173)	70	-	-	-	-	(173)	70
Contributions by employer	6	6	22	22	7	4	35	32
Contributions by employees	2	2	-	-	2	2	4	4
Benefits paid	(159)	(142)	(22)	(22)	(9)	(6)	(190)	(170)
Administration fees disbursements	(15)	(15)	-	-	-	-	(15)	(15)
Exchange differences	(21)	46	-	-	-	-	(21)	46
Closing fair value of plan assets	2,174	2,421	-	-	-	-	2,174	2,421

(1)	Interest income is calculated using the discount rate for the period.
(2)	Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans
In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted (1)		Unquoted		Total
As of December 31,	2024	2023	2024	2023	2024	2023
Equities (2)	1	-	522	507	523	507
Bonds (3)
Corporate	-	-	566	575	566	575
Government	-	-	365	333	365	333
Other fixed income	-	-	294	258	294	258
Total Bonds	-	-	1,225	1,166	1,225	1,166
Multi-asset (4)	-	-	91	131	91	131
Derivatives	(2)	-	1	242	(1)	242
Cash and cash equivalents	40	51	197	220	237	271
Other (5)	5	3	94	101	99	104
Total	44	54	2,130	2,367	2,174	2,421

(1)	Asset valuation based on Lev e l 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2)	Equities include direct shareholdings and funds focused on equity strategies.
(3)
Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies. In 2024 government bonds included an offset of $466 million representing collateralized borrowings associated with certain bonds under repurchase agreements. Other fixed income includes blended Corporate/Government credit strategies.

(4)	Multi-asset includes funds that invest in a range of asset classes.
(5)	Other is primarily real estate investments.

Summary of Weighted-Average Actuarial Assumptions
The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB
As of December 31,	2024	2023	2024	2023	2024	2023
Discount rate	5.47%	4.86%	5.57%	5.06%	5.30%	4.95%
Inflation assumption	3.06%	2.95%	2.70%	2.70%	-	-
Rate of increase in pension payments	2.96%	2.87%	2.76%	2.76%	-	-
Medic a l cost trend (1)	-	-	-	-	-	7.00%

(1)	Not applicable as of December 31, 2024 due to adoption of an HRA design for U.S. retiree medical plan benefits effective January 1, 2025. See “Plan amendment” above for additional information.

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2024 and 2023 and a plan participant at age 40 as of December 31, 2024 and 2023 retiring 25 years later at age 65 under the mortality assumptions used.

	Life Expectation in Years
December 31, 2024	Male	Female
Employee retiring as of December 31, 2024 at age 65	22	23
Employee age 40 as of December 31, 2024 retiring at age 65	24	25

	Life Expectation in Years
December 31, 2023	Male	Female
Employee retiring as of December 31, 2023 at age 65	22	23
Employee age 40 as of December 31, 2023 retiring at age 65	24	25

Defined Benefit Plan Expense
Defined benefit plan expense (income) for material defined benefit plans for years ended December 31, 2024 and 2023 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total
Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023

Current service cost	4	3	1	1	1	1	6	5

Net interest cost	10	9	11	12	2	3	23	24

Administration fees	15	15	-	-	-	-	15	15

Plan amendments	1	-	-	-	(13)	-	(12)	-

Defined benefit plan expense (income)	30	27	12	13	(10)	4	32	44

(1)
Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 8. Plan amendments are reported in “Other operating gains, net” in the consolidated income statement.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total
Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023

Remeasurement (gains) losses on defined benefit obligation:

Due to financial assumption changes	(179)	88	(9)	6	(1)	(8)	(189)	86

Due to demographic assumption changes	-	(37)	-	-	-	(3)	-	(40)

Due to experience	4	19	1	6	2	3	7	28

Return on plan assets less than (greater than) discount rate	173	(70)	-	-	-	-	173	(70)

Total recognized in other comprehensive (income) loss before taxation	(2)	-	(8)	12	1	(8)	(9)	4

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Balance of accumulated comprehensive loss (income) as of January 1	1,317	1,317	56	44	(122)	(114)	1,251	1,247

Net actuarial (gains) losses recognized in the year	(2)	-	(8)	12	1	(8)	(9)	4

Total accumulated comprehensive loss (income) as of December 31,	1,315	1,317	48	56	(121)	(122)	1,242	1,251